Loans and Advances	6 Months Ended
Sep. 30, 2019
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Loans and Advances

7	LOANS AND ADVANCES
The following table
s
present loans and advances at September 30, 2019 and March 31, 2019.

	At September 30, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥89,694,957	¥1,624,252	¥884,565	¥92,203,774
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(252,996)
Less: Allowance for loan losses	(144,632)	(95,879)	(351,746)	(592,257)
Carrying amount				¥91,358,521

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥89,073,539	¥1,590,761	¥882,018	¥91,546,318

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(258,392)

Less: Allowance for loan losses	(158,094)	(92,446)	(354,448)	(604,988)

Carrying amount				¥90,682,938

Reconciliation of allowance for loan losses is as follows:

	For the six months ended September 30,
	2019	2018
	(In millions)
Allowance for loan losses at beginning of period	¥604,988	¥651,620
Provision for loan losses	57,996	34,207
Charge-offs (1) :
Domestic	58,800	67,924
Foreign	12,849	19,349

Total	71,649	87,273

Recoveries:
Domestic	5,126	4,854
Foreign	1,056	351

Total	6,182	5,205

Net charge-offs	65,467	82,068
Others (2)	(5,260)	2,647

Allowance for loan losses at end of period	¥592,257	¥606,406

Allowance for loan losses applicable to foreign activities:
Balance at beginning of period	¥155,114	¥153,167

Balance at end of period	¥154,428	¥146,952

Provision for loan losses	¥16,117	¥9,467

(1)	Charge-offs consist of the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2019 and 2018.